Related party transactions (Tables)	12 Months Ended
Mar. 28, 2020
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands)
Expenses incurred:
Management fees to related parties (b)	—	61	173
Consultant fees to a related party (d) & (g)	229	231	43
Expense reimbursement to a related party (e)	68	167	315
Interest expense on cash advance received from controlling shareholder (c)	426	455	491
Compensation paid to a related party (f)	345	385	379
Balances:
Accounts payable to related parties	231	142	5
Interest payable on cash advance received from controlling shareholder (c)	448	90	27